Finite-Lived Intangible Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	¥ 4,790		¥ 3,630
Finite lived intangible assets accumulated impairment	(776)		(428)
Finite-lived intangible assets, accumulated amortization	(1,992)		(1,602)
Finite-lived intangible assets, net carrying value	2,022	$ 310	1,600
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,054		658
Finite lived intangible assets accumulated impairment	(238)		(2)
Finite-lived intangible assets, accumulated amortization	(205)		(182)
Finite-lived intangible assets, net carrying value	611	94	474
Technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,087		456
Finite lived intangible assets accumulated impairment	(52)		(52)
Finite-lived intangible assets, accumulated amortization	(307)		(188)
Finite-lived intangible assets, net carrying value	728	112	216
Intellectual property right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	1,599		1,548
Finite lived intangible assets accumulated impairment	(467)		(355)
Finite-lived intangible assets, accumulated amortization	(757)		(594)
Finite-lived intangible assets, net carrying value	375	57	599
Online literature
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	151		163
Finite lived intangible assets accumulated impairment			0
Finite-lived intangible assets, accumulated amortization	(54)		(40)
Finite-lived intangible assets, net carrying value	97	15	123
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value	899		805
Finite lived intangible assets accumulated impairment	(19)		(19)
Finite-lived intangible assets, accumulated amortization	(669)		(598)
Finite-lived intangible assets, net carrying value	¥ 211	$ 32	¥ 188